Cover	Mar. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 27, 2024, Gamida Cell Ltd. (the “Company”) filed a Current Report on Form 8-K (the “Form 8-K”) reporting, among other things, (i) the entry into a Restructuring Support Agreement with Gamida Cell Inc. and certain funds managed by Highbridge Capital Management LLC (the “Support Agreement”) and (ii) the Company’s filing of a voluntary proceeding for restructuring (the “Restructuring Proceeding”) in the District Court of Beersheba, Israel (the “District Court”) pursuant to Part 10 to the Israeli Restructuring and Financial Rehabilitation Law, 2018. The Form 8-K also described the anticipated terms and conditions of the Company’s debt arrangement (the “Debt Arrangement”) pursuant to the Support Agreement. The Form 8-K was subsequently amended on March 29, 2024 and April 5, 2024, and this Amendment No. 3 on Form 8-K/A is being filed by the Company in order to provide a further update regarding events related to the Restructuring Proceeding.
Document Period End Date	Mar. 26, 2024
Entity File Number	001-38716
Entity Registrant Name	Gamida Cell Ltd.
Entity Central Index Key	0001600847
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	116 Huntington Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	892-9080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, NIS 0.01 par value
Trading Symbol	GMDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false